EQUIPMENT ACQUISITION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Original cost of the equipment being acquired	$ 874,970
Issuance of common stock for services, shares	334,902	733,330
Scenario, Forecast [Member]
Property, Plant and Equipment [Line Items]
Shares issued for casino equipment, shares	17,450,535
Stock split ratio	0.1
Annual lease payment	700,000
Monthly lease payment	58,333
Lease term	5 years
Lease renewal term	5 years
Compensation commitment	1,235,000
Issuance of common stock for services, shares	19,977,980
Options cancelled	8,600,000
Scenario, Forecast [Member] | Officers Directors And Significant Shareholders [Member]
Property, Plant and Equipment [Line Items]
Issuance of common stock for services, shares	17,000,000
Scenario, Forecast [Member] | Two Shareholders Of Seller [Member]
Property, Plant and Equipment [Line Items]
Compensation commitment	$ 370,000